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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Australia: 3.3%
5,898		AGL Energy Ltd.	$87,172	0.0
7,875		AMP Ltd.	29,701	0.0
1,043		ASX Ltd.	29,906	0.0
14,467		Australia & New Zealand Banking Group Ltd.	294,086	0.1
17,308		Bendigo Bank Ltd.	122,703	0.1
25,897		BHP Billiton Ltd.	798,280	0.4
2,049		Caltex Australia Ltd.	27,232	0.0
2,570		Campbell Brothers Ltd.	145,388	0.1
33,511		CFS Retail Property Trust	61,369	0.0
2,292		Coca-Cola Amatil Ltd.	28,684	0.0
22,159		Commonwealth Bank of Australia	1,066,063	0.5
7,533		Computershare Ltd.	57,110	0.0
1,459		CSL Ltd.	53,430	0.0
76,218		Dexus Property Group	69,688	0.0
30,659		Fortescue Metals Group Ltd.	137,804	0.1
11,970		GPT Group	37,816	0.0
18,675		Harvey Norman Holdings Ltd.	35,780	0.0
29,817		Iluka Resources Ltd.	388,310	0.2
26,493		Insurance Australia Group	85,808	0.0
12,306		Macquarie Group Ltd.	322,639	0.2
92,543		Metcash Ltd.	344,273	0.2
22,883		National Australia Bank Ltd.	500,493	0.2
2,559		Newcrest Mining Ltd.	61,977	0.0
5,404		Origin Energy Ltd.	67,767	0.0
2,022		QBE Insurance Group Ltd.	24,349	0.0
1,512		Ramsay Health Care Ltd.	31,748	0.0
5,740		Rio Tinto Ltd.	317,740	0.2
15,716		Sonic Healthcare Ltd.	186,720	0.1
11,843		Suncorp-Metway Ltd.	89,404	0.1
11,731		Tattersall’s Ltd.	29,929	0.0
41,730		Telstra Corp., Ltd.	144,376	0.1
21,639		Toll Holdings Ltd.	96,994	0.1
1,524		Wesfarmers Ltd.	43,309	0.0
4,873		Westfield Group	43,039	0.0
23,451		Westfield Retail Trust	62,092	0.0
27,628		Westpac Banking Corp.	545,260	0.3
12,020		Whitehaven Coal Ltd.	46,576	0.0
4,734		Woodside Petroleum Ltd.	148,220	0.1
6,918		Woolworths Ltd.	178,112	0.1
7,697		WorleyParsons Ltd.	192,604	0.1
			7,033,951	3.3
		Austria: 0.2%
16,995		Immofinanz Immobilien Anlagen AG	48,664	0.1
6,962		OMV AG	189,973	0.1
1,550		Raiffeisen International Bank Holding AG	42,794	0.0
877		Voestalpine AG	22,013	0.0
			303,444	0.2
		Belgium: 0.5%
22,364		Anheuser-Busch InBev NV	28	0.0
1,359		Anheuser-Busch InBev NV	91,950	0.0
6,177		Groupe Bruxelles Lambert S.A.	387,084	0.2
6,504		Mobistar SA	192,571	0.1
7,765		UCB S.A.	364,761	0.2
752		Umicore	35,853	0.0
			1,072,247	0.5
		China: 0.1%
63,000		BOC Hong Kong Holdings Ltd.	172,880	0.1
82,000	@	Foxconn International Holdings Ltd.	33,446	0.0
			206,326	0.1
		Denmark: 0.3%
6		AP Moller - Maersk A/S	35,494	0.0
1,506		Coloplast A/S	259,504	0.1
1,997	@	Danske Bank A/S	26,597	0.0
2,367		Novo-Nordisk A/S	316,425	0.2
1,490		Novozymes A/S	40,096	0.0
7,157		TDC A/S	45,225	0.0
			723,341	0.3
		Finland: 0.4%
14,971		Metso OYJ	491,510	0.2
8,211		Nokian Renkaat OYJ	309,490	0.2
1,419		Sampo OYJ	32,865	0.0
			833,865	0.4
		France: 2.6%
65,893	@	Alcatel-Lucent	103,106	0.1
2,262		Arkema	149,316	0.1
20,309		AXA S.A.	229,094	0.1
8,275		BNP Paribas	265,150	0.1
2,662		Christian Dior S.A.	348,569	0.2
574		Cie Generale des Etablissements Michelin	33,652	0.0
6,833	@	CNP Assurances	74,023	0.0
7,642	@	Credit Agricole S.A.	27,476	0.0
1,363		Edenred	36,018	0.0
7,260		Electricite de France SA	139,992	0.1
1,169		Fonciere Des Regions	75,322	0.0
1,983		France Telecom S.A.	24,905	0.0
358		Gecina S.A.	30,410	0.0
384		Groupe Danone	24,631	0.0
370	@	ICADE	28,633	0.0
316		Iliad SA	40,789	0.0
1,378		JC Decaux SA	28,863	0.0
11,907		Klepierre	369,630	0.2
771		L’Oreal S.A.	86,809	0.0
435		LVMH Moet Hennessy Louis Vuitton S.A.	64,389	0.0
15,960		Natixis	37,488	0.0
4,331		Publicis Groupe	200,795	0.1
5,178		Renault S.A.	217,627	0.1
4,546		Sanofi-Aventis	309,662	0.2
1,240		Schneider Electric S.A.	66,308	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France: (continued)
12,537		Scor S.A.	$272,311	0.1
3,316		Societe BIC S.A.	324,460	0.2
19,716	@	Societe Generale	393,782	0.2
2,618		Sodexho Alliance S.A.	190,305	0.1
5,256		Thales S.A.	155,739	0.1
21,673		Total S.A.	934,090	0.4
657		Unibail	108,747	0.1
6,606		Vivendi	106,939	0.1
489		Wendel	32,169	0.0
			5,531,199	2.6
		Germany: 2.8%
1,697		Allianz AG	154,224	0.1
908		Axel Springer AG	36,680	0.0
15,536		BASF AG	1,090,313	0.5
5,130		Bayer AG	325,593	0.2
4,936		Bayerische Motoren Werke AG	374,931	0.2
781		DaimlerChrysler AG	36,342	0.0
5,150	@	Deutsche Bank AG	186,682	0.1
2,591		Deutsche Boerse AG	123,981	0.1
33,932		Deutsche Post AG	562,498	0.3
20,367		Deutsche Telekom AG	200,944	0.1
2,699		Fresenius AG	255,403	0.1
2,408		GEA Group AG	61,557	0.0
892		Hannover Rueckversicheru - Reg	47,876	0.0
4,342		HeidelbergCement AG	190,042	0.1
2,806		Henkel KGaA - Vorzug	183,313	0.1
7,138		Infineon Technologies AG	56,657	0.0
1,050	@	Kabel Deutschland Holding AG	59,751	0.0
7,827		Lanxess	522,959	0.2
239		Linde AG	36,852	0.0
542		MAN AG	52,063	0.0
4,123		Metro AG	118,923	0.1
1,615		Muenchener Rueckversicherungs AG	200,863	0.1
7,326		RWE AG	268,418	0.1
934		Salzgitter AG	40,069	0.0
6,121		SAP AG	351,222	0.2
2,880		Siemens AG	237,781	0.1
6,692		Suedzucker AG	203,460	0.1
718		Volkswagen AG	108,601	0.0
			6,087,998	2.8
		Greece: 0.0%
2,647	@	Coca-Cola Hellenic Bottling Co. S.A.	46,150	0.0
		Hong Kong: 1.0%
27,370		AIA Group Ltd.	88,985	0.0
54,000		Cathay Pacific Airways Ltd.	83,180	0.0
15,000		Cheung Kong Holdings Ltd.	172,475	0.1
31,000		Cheung Kong Infrastructure Holdings Ltd.	170,229	0.1
19,500		CLP Holdings Ltd.	158,740	0.1
376,000		First Pacific Co.	387,664	0.2
10,000		Hang Lung Properties Ltd.	31,816	0.0
6,000		Henderson Land Development Co., Ltd.	30,173	0.0
12,607		HKT Trust / HKT Ltd.	9,595	0.0
1,800		Hong Kong Exchanges and Clearing Ltd.	25,340	0.0
8,500		Power Assets Holdings Ltd.	59,388	0.0
20,000		Link Real Estate Investment Trust	76,827	0.0
84,000		NWS Holdings Ltd.	123,114	0.1
264,000		PCCW Ltd.	96,480	0.1
54,000		Sino Land Co.	74,303	0.0
18,000		Sun Hung Kai Properties Ltd.	202,718	0.1
9,000		Swire Pacific Ltd.	96,906	0.1
14,000		Wharf Holdings Ltd.	72,962	0.0
43,000		Wheelock & Co., Ltd.	128,192	0.1
			2,089,087	1.0
		India: 0.0%
2,414		Vedanta Resources PLC	34,738	0.0
		Ireland: 0.2%
2,800		Accenture PLC	159,880	0.1
7,500		Ingersoll-Rand PLC	309,825	0.1
			469,705	0.2
		Israel: 0.2%
9,559		Bank Hapoalim BM	30,524	0.0
9,033		Bank Leumi Le-Israel BM	22,786	0.0
3,908		Israel Chemicals Ltd.	40,370	0.0
4,939	@	Mizrahi Tefahot Bank Ltd.	39,155	0.0
830	@	NICE Systems Ltd.	30,779	0.0
8,909		Teva Phaemaceutical Industries Ltd.	349,146	0.2
			512,760	0.2
		Italy: 0.8%
2,800		Assicurazioni Generali S.p.A.	28,565	0.0
33,338	@	Banco Populare Scarl	37,187	0.0
156,227		Enel S.p.A.	445,574	0.2
19,569		ENI S.p.A.	376,986	0.2
3,769	@	Exor SpA	80,830	0.0
63,665	@	Fiat S.p.A	300,556	0.1
109,527	@	Intesa Sanpaolo S.p.A.	136,831	0.1
12,204		Mediobanca S.p.A.	42,686	0.0
8,674		Pirelli & C S.p.A.	86,388	0.1
121,213		Telecom Italia S.p.A.	100,156	0.1
10,813		Terna S.p.A	36,181	0.0
9,448	@	UniCredit SpA	29,151	0.0
			1,701,091	0.8
		Japan: 8.5%
1,700		Advantest Corp.	22,987	0.0
11,500		Aeon Co., Ltd.	139,356	0.1
1,800		Aeon Mall Co., Ltd.	35,221	0.0
800		Aisin Seiki Co., Ltd.	24,919	0.0
1,000		Alfresa Holdings Corp.	48,419	0.0
23,000		Aozora Bank Ltd.	48,613	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Japan: (continued)
2,900	Asahi Group Holdings, Ltd	$61,923	0.0
900	Benesse Holdings, Inc.	40,500	0.0
1,700	Bridgestone Corp.	36,255	0.0
8,600	Canon, Inc.	343,153	0.2
30	Central Japan Railway Co.	244,032	0.1
11,000	Chiyoda Corp.	130,022	0.1
11,400	Chubu Electric Power Co., Inc.	174,626	0.1
150,000	Chuo Mitsui Trust Holdings, Inc.	377,386	0.2
20,000	Daihatsu Motor Co., Ltd.	343,266	0.2
24	Dai-ichi Life Insurance Co., Ltd.	23,961	0.0
7,800	Daiichi Sankyo Co., Ltd.	125,449	0.1
39,200	Dainippon Sumitomo Pharma Co., Ltd.	374,569	0.2
1,000	Daito Trust Construction Co., Ltd.	88,037	0.0
6,000	Daiwa House Industry Co., Ltd.	76,457	0.0
25,000	Denki Kagaku Kogyo K K	83,604	0.0
481	East Japan Railway Co.	28,599	0.0
3,700	Eisai Co., Ltd.	150,886	0.1
135,000	Fuji Electric Holdings Co., Ltd.	313,052	0.1
16,000	Fuji Heavy Industries Ltd.	122,489	0.1
8,800	Fuji Photo Film Co., Ltd.	164,450	0.1
91,000	Fukuoka Financial Group, Inc.	335,068	0.2
2,000	Gree, Inc.	32,029	0.0
12,000	Gunma Bank Ltd.	53,053	0.0
7,000	Hachijuni Bank Ltd.	33,455	0.0
1,010	Hakuhodo DY Holdings, Inc.	63,165	0.0
3,500	Hirose Electric Co., Ltd.	320,244	0.2
5,100	Hitachi High-Technologies Corp.	113,209	0.1
2,100	Hokkaido Electric Power Co., Inc.	26,359	0.0
17,600	Honda Motor Co., Ltd.	559,474	0.3
8,500	Ibiden Co., Ltd.	149,388	0.1
1,800	Idemitsu Kosan Co., Ltd.	162,750	0.1
7,000	Isuzu Motors Ltd.	37,303	0.0
25,200	Itochu Corp.	275,631	0.1
7,000	Iyo Bank Ltd.	52,631	0.0
5,000	J Front Retailing Co., Ltd.	23,429	0.0
74	Japan Tobacco, Inc.	411,757	0.2
2,100	JFE Holdings, Inc.	33,931	0.0
26,800	JX Holdings, Inc.	135,873	0.1
11,300	Kansai Electric Power Co., Inc.	163,549	0.1
5,800	Kao Corp.	149,815	0.1
11,000	Kawasaki Heavy Industries Ltd.	29,062	0.0
168,000	Kawasaki Kisen Kaisha Ltd.	308,578	0.1
41	KDDI Corp.	253,164	0.1
1,800	Keyence Corp.	406,643	0.2
1,700	Konami Corp.	35,776	0.0
1,400	Kyocera Corp.	115,441	0.1
35,000	Marubeni Corp.	223,440	0.1
6,100	Maruichi Steel Tube Ltd.	126,964	0.1
49,000	Mazda Motor Corp.	62,174	0.0
4,586	Miraca Holdings, Inc.	175,104	0.1
17,500	Mitsubishi Chemical Holdings Corp.	77,063	0.0
14,100	Mitsubishi Corp.	275,131	0.1
4,000	Mitsubishi Estate Co., Ltd.	61,990	0.0
70,800	Mitsubishi UFJ Financial Group, Inc.	305,557	0.1
940	Mitsubishi UFJ Lease & Finance Co., Ltd.	35,193	0.0
18,400	Mitsui & Co., Ltd.	258,612	0.1
52,000	Mitsui Chemicals, Inc.	131,777	0.1
6,497	Mitsui Fudosan Co., Ltd.	107,958	0.1
10,000	Mitsui OSK Lines Ltd.	35,134	0.0
6,500	Mitsui Sumitomo Insurance Group Holdings, Inc.	99,511	0.1
101,223	Mizuho Financial Group, Inc.	147,893	0.1
5,700	Namco Bandai Holdings, Inc.	69,160	0.0
3,000	NGK Insulators Ltd.	31,112	0.0
11,000	Nippon Express Co., Ltd.	42,956	0.0
7,400	Nippon Paper Group, Inc.	114,003	0.1
1,800	Nippon Telegraph & Telephone Corp.	77,499	0.0
38,000	Nippon Yusen KK	101,346	0.1
21,163	Nishi-Nippon City Bank Ltd.	48,057	0.0
19,400	Nissan Motor Co., Ltd.	186,581	0.1
1,400	NKSJ Holdings, Inc.	25,663	0.0
1,600	NOK Corp.	33,468	0.0
12,300	Nomura Holdings, Inc.	40,281	0.0
16,500	Nomura Real Estate Holdings, Inc.	257,157	0.1
89	NTT DoCoMo, Inc.	141,985	0.1
67	NTT Urban Development Corp.	48,227	0.0
10,000	Obayashi Corp.	38,745	0.0
700	Oriental Land Co., Ltd.	76,364	0.0
2,410	ORIX Corp.	207,935	0.1
10,000	Osaka Gas Co., Ltd.	39,174	0.0
500	Otsuka Corp.	39,759	0.0
400	Rinnai Corp.	25,831	0.0
6,700	Sankyo Co., Ltd.	322,492	0.2
12,200	Seiko Epson Corp.	123,433	0.1
23,000	Sekisui House Ltd.	193,956	0.1
10,300	Seven & I Holdings Co., Ltd.	309,702	0.1
17,600	Seven Bank Ltd.	39,226	0.0
200	Shimamura Co., Ltd.	22,669	0.0
5,900	Shiseido Co., Ltd.	92,751	0.0
11,300	Softbank Corp.	352,776	0.2
100,700	Sojitz Corp.	158,912	0.1
4,800	Sony Corp.	63,603	0.0
12,300	Sony Financial Holdings, Inc.	175,938	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
49,300		Sumitomo Corp.	$660,970	0.3
8,000		Sumitomo Heavy Industries	35,314	0.0
17,000		Sumitomo Metal Mining Co., Ltd.	191,490	0.1
8,700		Sumitomo Mitsui Financial Group, Inc.	253,488	0.1
14,800		Suzuki Motor Corp.	306,746	0.1
3,700		T&D Holdings, Inc.	35,199	0.0
55,000		Taiyo Nippon Sanso Corp.	332,000	0.2
6,932		Takeda Pharmaceutical Co., Ltd.	289,720	0.1
3,200		TDK Corp.	137,813	0.1
900		Terumo Corp.	32,325	0.0
5,289		Tokio Marine Holdings, Inc.	114,830	0.1
2,500		Tokyo Electron Ltd.	112,470	0.1
61,000		Tokyo Gas Co., Ltd.	289,304	0.1
7,000		Tokyu Land Corp.	30,866	0.0
12,000		Toppan Printing Co., Ltd.	73,033	0.0
3,000		Toyo Seikan Kaisha Ltd.	33,877	0.0
3,000		Toyo Suisan Kaisha Ltd.	76,742	0.0
4,200		Toyota Industries Corp.	110,721	0.1
16,100		Toyota Motor Corp.	618,720	0.3
19,100		Toyota Tsusho Corp.	351,732	0.2
1,900		Trend Micro, Inc.	51,982	0.0
43,000		Ube Industries Ltd./Japan	98,533	0.0
5,400		West Japan Railway Co.	211,806	0.1
6,950		Yamada Denki Co., Ltd.	347,931	0.2
4,000		Yamaguchi Financial Group, Inc.	32,036	0.0
1,100		Yamato Kogyo Co., Ltd.	29,768	0.0
			18,386,686	8.5
		Luxembourg: 0.3%
15,505		ArcelorMittal	215,248	0.1
1,116		SES S.A.	24,989	0.0
20,843		Tenaris S.A.	334,494	0.2
			574,731	0.3
		Macau: 0.1%
59,200		Sands China Ltd.	201,723	0.1
		Mexico: 0.1%
12,328		Fresnillo PLC	256,914	0.1
		Netherlands: 1.4%
5,947		ASML Holding NV	272,474	0.1
1,019		Corio NV	42,227	0.0
6,693		European Aeronautic Defence and Space Co. NV	224,527	0.1
4,218		Heineken NV	201,028	0.1
6,049		Koninklijke Ahold NV	71,083	0.0
1,617		Koninklijke DSM NV	77,015	0.1
3,330		Reed Elsevier NV	34,619	0.0
19,353		Royal Dutch Shell PLC - Class A	601,541	0.3
29,104		Royal Dutch Shell PLC - Class B	935,515	0.4
4,155		Koninklijke Philips Electronics NV	73,615	0.1
12,911		Unilever NV	405,605	0.2
2,718		Wolters Kluwer NV	39,476	0.0
			2,978,725	1.4
		New Zealand: 0.0%
43,642		Telecom Corp. of New Zealand Ltd.	85,020	0.0
		Norway: 0.5%
20,958		DnB NOR ASA	189,819	0.1
12,068		Orkla ASA	81,804	0.1
1,120		SeaDrill Ltd.	37,186	0.0
18,797		Statoil ASA	425,931	0.2
3,212		Telenor ASA	47,025	0.0
4,753		Yara International ASA	180,231	0.1
			961,996	0.5
		Portugal: 0.1%
26,978		Energias de Portugal S.A.	56,025	0.0
11,040		Jeronimo Martins	196,019	0.1
			252,044	0.1
		Singapore: 0.7%
32,000		Ascendas Real Estate Investment Trust	50,718	0.0
15,000		DBS Group Holdings Ltd.	153,209	0.1
20,000		Fraser and Neave Ltd.	99,052	0.0
64,000		Golden Agri-Resources Ltd.	32,169	0.0
10,000		Jardine Cycle & Carriage Ltd.	325,485	0.2
13,000		Keppel Corp., Ltd.	100,356	0.1
54,000	@	Neptune Orient Lines Ltd.	44,346	0.0
26,000		Olam International Ltd.	33,388	0.0
9,000		Oversea-Chinese Banking Corp.	58,169	0.0
18,000		Singapore Airlines Ltd.	144,796	0.1
11,000		Singapore Telecommunications Ltd.	26,396	0.0
5,000		United Overseas Bank Ltd.	68,365	0.0
65,000		United Overseas Land Ltd.	221,331	0.1
24,000		Wilmar International Ltd.	67,682	0.0
214,000		Yangzijiang Shipbuilding Holdings Ltd.	170,854	0.1
			1,596,316	0.7
		Spain: 1.7%
11,311		ACS Actividades de Construccion y Servicios S.A.	188,826	0.1
5,813		Amadeus IT Holding S.A.	106,729	0.1
16,239		Banco de Sabadell SA	26,582	0.0
141,722		Banco Santander Central Hispano S.A.	754,949	0.4
15,897	@	Bankia SA	20,529	0.0
32,685		Banco Bilbao Vizcaya Argentaria S.A.	186,692	0.1
120,357		Criteria Caixacorp S.A.	301,148	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Spain: (continued)
16,608		Ferrovial SA	$157,637	0.1
2,749		Gas Natural SDG S.A.	29,879	0.0
83,913		Iberdrola S.A.	319,504	0.2
2,367		Inditex S.A.	195,814	0.1
72,391		Corp. Mapfre S.A.	140,595	0.1
7,951		Red Electrica de Espana	294,474	0.1
33,082		Repsol YPF S.A.	496,650	0.2
26,241		Telefonica S.A.	292,096	0.1
7,038		Zardoya Otis SA	77,737	0.0
			3,589,841	1.7
		Sweden: 1.2%
7,891		Assa Abloy AB	205,548	0.1
5,045		Atlas Copco AB - Class A	102,177	0.1
10,187		Boliden AB	130,662	0.1
6,376		Telefonaktiebolaget LM Ericsson	54,281	0.0
4,153		Getinge AB	103,647	0.1
1,864		Hexagon AB	33,149	0.0
1,640		Holmen AB	42,058	0.0
2,820		Industrivarden AB	34,494	0.0
1,403		Investor AB	24,580	0.0
3,357		Kinnevik Investment AB	59,099	0.0
663		Millicom International Cellular S.A.	56,852	0.0
7,043		Nordea Bank AB	52,368	0.0
28,753		Ratos AB	255,030	0.1
61,430		Securitas AB	450,186	0.2
23,956		Skanska AB	319,098	0.2
10,020		SKF AB - B Shares	198,650	0.1
1,535		Svenska Handelsbanken AB	43,068	0.0
2,572		Swedbank AB	36,759	0.0
877		Swedish Match AB	33,236	0.0
25,424		Tele2 AB - B Shares	378,185	0.2
3,369		Volvo AB - B Shares	38,021	0.0
			2,651,148	1.2
		Switzerland: 3.1%
2,052	@	ABB Ltd.	32,372	0.0
4,953	@	Adecco S.A.	193,463	0.1
622		Aryzta AG	28,077	0.0
404		Baloise Holding AG	25,025	0.0
5,104		Compagnie Financiere Richemont S.A.	292,532	0.1
7,205	@	Credit Suisse Group	137,710	0.1
3,313		Kuehne & Nagel International AG	353,214	0.2
36,388		Nestle S.A.	2,064,817	1.0
29,471		Novartis AG	1,535,373	0.7
162		Partners Group	26,888	0.0
4,999		Roche Holding AG - Genusschein	782,342	0.4
42,673		STMicroelectronics NV	218,236	0.1
249		Swatch Group AG - BR	96,307	0.0
856	@	Swiss Re Ltd.	49,602	0.0
97		Syngenta AG	31,243	0.0
576	#	Synthes, Inc.	94,168	0.0
13,731	@	UBS AG - Reg	155,913	0.1
2,918	@	Zurich Financial Services AG	599,804	0.3
			6,717,086	3.1
		United Kingdom: 8.0%
29,157		Amec PLC	436,634	0.2
7,585		Anglo American PLC	231,189	0.1
21,591		AstraZeneca PLC	872,164	0.4
43,183		Aviva PLC	175,263	0.1
14,922		BAE Systems PLC	63,054	0.0
9,155		Balfour Beatty PLC	38,514	0.0
72,519		Barclays PLC	198,963	0.1
15,691		BG Group PLC	302,380	0.1
20,281		BHP Billiton PLC	531,456	0.3
169,086		BP PLC	1,027,865	0.5
27,034		British American Tobacco PLC	1,277,766	0.6
7,245		British Land Co. PLC	54,103	0.0
201,626		BT Group PLC	641,444	0.3
12,537		Bunzl PLC	197,980	0.1
6,841		Burberry Group PLC	144,752	0.1
9,625		Cobham PLC	33,273	0.0
9,182		Compass Group PLC	90,227	0.1
35,783		Diageo PLC	852,570	0.4
23,182		Eurasian Natural Resources Corp.	151,618	0.1
12,003		Experian Group Ltd.	167,927	0.1
30,918		GlaxoSmithKline PLC	685,109	0.3
147,808		HSBC Holdings PLC	1,165,868	0.5
14,165		ICAP PLC	74,570	0.0
22,242		Imperial Tobacco Group PLC	804,628	0.4
5,625		Investec PLC	29,021	0.0
51,240		ITV PLC	57,854	0.0
9,396		J Sainsbury PLC	41,820	0.0
10,372		Johnson Matthey PLC	349,195	0.2
12,317		Kingfisher PLC	53,752	0.0
47,979		Legal & General Group PLC	81,990	0.0
100,339	@	Lloyds TSB Group PLC	39,496	0.0
2,974		London Stock Exchange Group PLC	46,033	0.0
23,014		Man Group PLC	26,002	0.0
69,994		National Grid PLC	702,017	0.3
1,566		Next PLC	73,235	0.0
42,087		Old Mutual PLC	92,221	0.1
23,283		Pearson PLC	409,297	0.2
998		Petrofac Ltd.	23,954	0.0
8,662		Prudential PLC	90,929	0.1
448		Randgold Resources Ltd.	35,718	0.0
11,603		Reckitt Benckiser PLC	617,445	0.3
48,462		Reed Elsevier PLC	358,230	0.2
19,167		Resolution Ltd.	57,225	0.0
6,147		Rexam PLC	38,289	0.0
6,716		Rio Tinto PLC	288,944	0.1
11,695	@	Rolls-Royce Holdings PLC	148,676	0.1
1,239,670	@	Rolls-Royce Holdings PLC C Share	1,911	0.0
63,846		Royal & Sun Alliance Insurance Group	97,564	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
8,073		SABMiller PLC	$298,361	0.1
19,179		Sage Group PLC	76,033	0.0
6,650		Scottish & Southern Energy PLC	135,840	0.1
15,541		Shire PLC	438,296	0.2
22,330		Smith & Nephew PLC	208,907	0.1
10,467		Standard Chartered PLC	211,935	0.1
21,994		Tesco PLC	102,643	0.1
13,234		TUI Travel PLC	33,655	0.0
8,748		Unilever PLC	275,268	0.1
386,004		Vodafone Group PLC	1,029,458	0.5
4,834		Wolseley PLC	165,035	0.1
3,052		WPP PLC	36,539	0.0
18,445		Xstrata PLC	263,478	0.1
			17,255,583	8.0
		United States: 57.1%
3,000		3M Co.	253,230	0.1
8,101		Abbott Laboratories	500,561	0.2
2,200	@	Adobe Systems, Inc.	68,310	0.0
18,000	@	Advanced Micro Devices, Inc.	109,440	0.1
7,300	@	AES Corp.	88,257	0.0
7,011		Aetna, Inc.	286,680	0.1
2,578		Aflac, Inc.	103,326	0.1
6,500		Agilent Technologies, Inc.	264,290	0.1
8,300		AGL Resources, Inc.	311,084	0.2
3,000		Airgas, Inc.	260,430	0.1
5,400		Alcoa, Inc.	46,170	0.0
1,000		Allegheny Technologies, Inc.	32,120	0.0
3,100		Allergan, Inc.	279,775	0.1
2,900		Allstate Corp.	98,426	0.1
12,900		Altera Corp.	430,989	0.2
23,400		Altria Group, Inc.	753,246	0.4
600	@	Amazon.com, Inc.	127,746	0.1
7,100		Ameren Corp.	229,401	0.1
3,400		American Electric Power Co., Inc.	130,934	0.1
2,200		American Express Co.	122,826	0.1
14,500	@	American International Group, Inc.	423,110	0.2
5,900		Ameriprise Financial, Inc.	282,728	0.1
11,852		AmerisourceBergen Corp.	438,405	0.2
7,369		Amgen, Inc.	512,293	0.2
400		Anadarko Petroleum Corp.	24,400	0.0
7,000		Analog Devices, Inc.	254,590	0.1
7,800		Apache Corp.	634,764	0.3
1,700		Apartment Investment & Management Co.	46,019	0.0
12,000	@	Apollo Group, Inc. - Class A	381,840	0.2
10,003	@	Apple, Inc.	5,779,033	2.7
9,158		Applied Materials, Inc.	94,602	0.1
15,366		Archer-Daniels-Midland Co.	489,868	0.2
12,300		Assurant, Inc.	410,574	0.2
38,100		AT&T, Inc.	1,301,877	0.6
2,100	@	Autodesk, Inc.	67,242	0.0
2,600		Automatic Data Processing, Inc.	135,590	0.1
8,000	@	Autonation, Inc.	288,160	0.1
600	@	Autozone, Inc.	228,156	0.1
1,109		Avery Dennison Corp.	32,283	0.0
2,000		Baker Hughes, Inc.	83,460	0.0
44,040		Bank of America Corp.	323,694	0.2
1,600		Bank of New York Mellon Corp.	32,576	0.0
3,351		Baxter International, Inc.	169,628	0.1
1,900		BB&T Corp.	57,418	0.0
6,000		Beam, Inc.	363,360	0.2
3,300		Becton Dickinson & Co.	241,329	0.1
2,800	@	Bed Bath & Beyond, Inc.	202,300	0.1
15,700	@	Berkshire Hathaway, Inc.	1,245,952	0.6
1,200		Best Buy Co., Inc.	22,464	0.0
900	@	Big Lots, Inc.	33,075	0.0
3,200	@	Biogen Idec, Inc.	418,400	0.2
15,400	@	BMC Software, Inc.	651,728	0.3
10,300		Boeing Co.	716,983	0.3
500		Boston Properties, Inc.	51,465	0.0
44,900	@	Boston Scientific Corp.	257,726	0.1
11,800		Bristol-Myers Squibb Co.	393,412	0.2
12,900	@	Broadcom Corp.	417,315	0.2
3,569		Brown-Forman Corp.	311,145	0.2
10,292		CA, Inc.	255,962	0.1
1,000		Cabot Oil & Gas Corp.	32,540	0.0
12,164		Campbell Soup Co.	385,599	0.2
4,100		Capital One Financial Corp.	210,617	0.1
9,500	@	CareFusion Corp.	230,280	0.1
600		Carnival Corp.	19,254	0.0
3,600		Caterpillar, Inc.	315,432	0.2
16,600		CBS Corp. - Class B	529,872	0.3
8,400	@	Celgene Corp.	573,300	0.3
17,500		CenterPoint Energy, Inc.	354,025	0.2
7,328		CenturyTel, Inc.	287,404	0.1
800	@	Cerner Corp.	62,368	0.0
2,500		CF Industries Holdings, Inc.	427,400	0.2
2,400		Chesapeake Energy Corp.	40,560	0.0
17,242		Chevron Corp.	1,695,061	0.8
1,400		Chubb Corp.	100,898	0.1
1,700		Cigna Corp.	74,647	0.0
8,600		Cincinnati Financial Corp.	310,288	0.1
5,200		Cintas Corp.	191,880	0.1
17,092		Cisco Systems, Inc.	279,112	0.1
20,900		Citigroup, Inc.	554,059	0.3
1,200	@	Citrix Systems, Inc.	87,696	0.0
1,100		Cliffs Natural Resources, Inc.	52,558	0.0
800		Clorox Co.	55,040	0.0
528		CME Group, Inc.	135,997	0.1
20,500		CMS Energy Corp.	477,650	0.2
2,600		Coach, Inc.	175,370	0.1
14,872		Coca-Cola Co.	1,111,385	0.5
5,982		Coca-Cola Enterprises, Inc.	163,668	0.1
2,400	@	Cognizant Technology Solutions Corp.	139,800	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
2,200		Colgate-Palmolive Co.	$216,260	0.1
24,955		Comcast Corp. – Class A	721,449	0.3
1,000		Computer Sciences Corp.	26,640	0.0
6,900		ConAgra Foods, Inc.	173,535	0.1
6,100		ConocoPhillips	318,176	0.2
4,300		Consolidated Edison, Inc.	259,548	0.1
4,900	@	Constellation Brands, Inc.	94,521	0.0
4,300		Corning, Inc.	55,857	0.0
2,700		Costco Wholesale Corp.	233,253	0.1
800		Coventry Health Care, Inc.	24,320	0.0
1,800		Covidien PLC	93,204	0.0
1,000		CR Bard, Inc.	97,190	0.1
1,000	@	Crown Castle International Corp.	54,600	0.0
29,289		CSX Corp.	611,847	0.3
4,500		Cummins, Inc.	436,275	0.2
13,100		CVS Caremark Corp.	588,714	0.3
2,100		Darden Restaurants, Inc.	108,633	0.1
2,800	@	DaVita, Inc.	227,500	0.1
2,200		Deere & Co.	162,514	0.1
32,600	@	Dell, Inc.	401,958	0.2
21,700	@	Denbury Resources, Inc.	328,104	0.2
10,500		Devon Energy Corp.	624,960	0.3
7,000		DeVry, Inc.	191,310	0.1
12,700		Diamond Offshore Drilling	738,886	0.3
2,400	@	DIRECTV	106,680	0.1
13,900		Discover Financial Services	460,229	0.2
7,600	@	Discovery Communications, Inc. - Class A	380,760	0.2
3,900	@	Dollar Tree, Inc.	402,402	0.2
10,800		Dominion Resources, Inc.	562,248	0.3
2,450		Dover Corp.	138,572	0.1
8,300		Dow Chemical Co.	257,798	0.1
7,090		DTE Energy Co.	402,925	0.2
1,600		Dun & Bradstreet Corp./The	108,112	0.1
7,100		Eastman Chemical Co.	330,576	0.2
1,500		Eaton Corp.	63,990	0.0
4,016	@	eBay, Inc.	157,387	0.1
700		EI Du Pont de Nemours & Co.	33,782	0.0
1,300	@	Electronic Arts, Inc.	17,706	0.0
28,400		Eli Lilly & Co.	1,162,980	0.5
1,050	@	EMC Corp.	25,043	0.0
3,948		Emerson Electric Co.	184,648	0.1
3,800		Entergy Corp.	245,214	0.1
1,800		EOG Resources, Inc.	178,740	0.1
8,200		EQT Corp.	380,316	0.2
3,500		Equity Residential	213,850	0.1
5,467		Exelon Corp.	202,170	0.1
9,300		Expedia, Inc.	426,777	0.2
5,330	@	Express Scripts Holding Co.	278,173	0.1
42,969		ExxonMobil Corp.	3,378,652	1.6
6,704		Family Dollar Stores, Inc.	454,196	0.2
5,600		Federated Investors, Inc.	112,504	0.1
3,700		FedEx Corp.	329,818	0.2
6,026		Fifth Third Bancorp.	80,447	0.0
25,300		First Horizon National Corp.	214,544	0.1
8,900		FirstEnergy Corp.	416,431	0.2
272	@	Fiserv, Inc.	18,341	0.0
2,600		Flir Systems, Inc.	55,458	0.0
6,600		Fluor Corp.	309,408	0.1
34,700		Ford Motor Co.	366,432	0.2
7,000	@	Forest Laboratories, Inc.	245,000	0.1
800		Franklin Resources, Inc.	85,432	0.0
9,600		Freeport-McMoRan Copper & Gold, Inc.	307,584	0.1
80,700		Frontier Communications Corp.	301,818	0.1
16,100		Gannett Co., Inc.	210,266	0.1
5,500		General Dynamics Corp.	352,055	0.2
80,516		General Electric Co.	1,537,050	0.7
18,400	@	Gilead Sciences, Inc.	919,080	0.4
205		Goldman Sachs Group, Inc.	19,619	0.0
1,400		Goodrich Corp.	176,078	0.1
2,469	@	Google, Inc. - Class A	1,434,143	0.7
32,400		H&R Block, Inc.	494,748	0.2
8,800		Halliburton Co.	264,528	0.1
900		Harman International Industries, Inc.	35,298	0.0
5,400		Harris Corp.	214,812	0.1
6,300		Hartford Financial Services Group, Inc.	105,966	0.1
1,200		Hasbro, Inc.	42,504	0.0
7,766		HCP, Inc.	317,163	0.2
3,100		Helmerich & Payne, Inc.	140,430	0.1
3,476		Hershey Co.	232,405	0.1
5,300		Hess Corp.	231,610	0.1
2,009		Hewlett-Packard Co.	45,564	0.0
5,600		HJ Heinz Co.	297,248	0.1
13,300		Home Depot, Inc.	656,222	0.3
4,500		Honeywell International, Inc.	250,470	0.1
24,700		Hormel Foods Corp.	738,777	0.3
4,433		Humana, Inc.	338,637	0.2
24,800		Huntington Bancshares, Inc.	162,192	0.1
9,489		International Business Machines Corp.	1,830,428	0.9
5,881		Illinois Tool Works, Inc.	330,218	0.2
791		Integrys Energy Group, Inc.	42,793	0.0
22,702		Intel Corp.	586,620	0.3
500	@	IntercontinentalExchange, Inc.	61,225	0.0
4,583		International Flavors & Fragrances, Inc.	258,390	0.1
9,100		International Game Technology	130,130	0.1
4,100		International Paper Co.	119,720	0.1
25,300		Interpublic Group of Cos., Inc.	262,867	0.1
1,500		Intuit, Inc.	84,345	0.0
100	@	Intuitive Surgical, Inc.	52,310	0.0
1,551	@	Invesco Ltd.	33,734	0.0
6,100		Iron Mountain, Inc.	172,935	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
19,275		Johnson & Johnson	$1,203,338	0.6
700		Joy Global, Inc.	39,102	0.0
32,757		JPMorgan Chase & Co.	1,085,895	0.5
1,000		Kellogg Co.	48,780	0.0
64,500		Keycorp	483,750	0.2
2,445		Kimberly-Clark Corp.	194,011	0.1
16,000		Kimco Realty Corp.	287,200	0.1
3,494		Kinder Morgan, Inc./Delaware	119,447	0.1
8,400		Kohl’s Corp.	384,888	0.2
2,200		Kraft Foods, Inc.	84,194	0.0
20,800		Kroger Co.	457,808	0.2
7,800		L-3 Communications Holdings, Inc.	531,882	0.3
600	@	Laboratory Corp. of America Holdings	49,968	0.0
9,200		Legg Mason, Inc.	234,140	0.1
29,200		Lexmark International, Inc.	730,292	0.3
1,500	@	Life Technologies Corp.	61,365	0.0
11,800		Lincoln National Corp.	243,906	0.1
9,700		Linear Technology Corp.	281,494	0.1
440		Lockheed Martin Corp.	36,432	0.0
6,400		Loews Corp.	248,896	0.1
3,698		Lorillard, Inc.	457,073	0.2
4,900		Lowe’s Cos., Inc.	130,928	0.1
26,400	@	LSI Logic Corp.	175,560	0.1
10,996		Macy’s, Inc.	418,398	0.2
19,200		Marathon Oil Corp.	478,272	0.2
4,650		Marathon Petroleum Corp.	167,726	0.1
1,000		Marriott International, Inc.	38,710	0.0
2,400		Marsh & McLennan Cos., Inc.	76,752	0.0
1,204		Mastercard, Inc.	489,438	0.2
6,500		Mattel, Inc.	202,345	0.1
11,000		McCormick & Co., Inc.	619,960	0.3
10,400		McDonald’s Corp.	929,136	0.4
500		McGraw-Hill Cos., Inc.	21,690	0.0
6,189		McKesson Corp.	540,176	0.3
3,000		Medtronic, Inc.	110,520	0.1
27,727		Merck & Co., Inc.	1,041,981	0.5
5,000		Metlife, Inc.	146,050	0.1
7,500	@	MetroPCS Communications, Inc.	48,000	0.0
78,362		Microsoft Corp.	2,287,387	1.1
19,000		Molex, Inc.	438,330	0.2
15,200		Molson Coors Brewing Co.	584,440	0.3
5,854		Monsanto Co.	451,929	0.2
19,100		Moody’s Corp.	698,869	0.3
6,628		Motorola Solutions, Inc.	318,674	0.2
8,500		Murphy Oil Corp.	396,270	0.2
11,800	@	Mylan Laboratories	255,706	0.1
3,000	@	Nabors Industries Ltd.	40,650	0.0
16,600	@	Nasdaq Stock Market, Inc.	363,208	0.2
140		National Oilwell Varco, Inc.	9,345	0.0
11,700		Newell Rubbermaid, Inc.	215,280	0.1
3,300	@	Newfield Exploration Co.	98,868	0.1
8,744		Newmont Mining Corp.	412,367	0.2
19,400		News Corp. - Class A	372,480	0.2
1,800		Nike, Inc.	194,724	0.1
1,800		NiSource, Inc.	45,162	0.0
3,800	@	Noble Corp.	118,826	0.1
858		Noble Energy, Inc.	72,467	0.0
4,700		Nordstrom, Inc.	222,639	0.1
3,291		Norfolk Southern Corp.	215,626	0.1
2,000		Northeast Utilities	72,020	0.0
800		Northern Trust Corp.	34,544	0.0
4,200		Northrop Grumman Corp.	246,750	0.1
1,700	@	Novellus Systems, Inc.	71,111	0.0
5,967	@	NRG Energy, Inc.	91,414	0.0
1,600		Nucor Corp.	57,216	0.0
16,500	@	Nvidia Corp.	205,095	0.1
12,100		NYSE Euronext	294,151	0.1
5,200		Occidental Petroleum Corp.	412,204	0.2
40,675		Oracle Corp.	1,076,667	0.5
2,100	@	O’Reilly Automotive, Inc.	201,159	0.1
16,700	@	Owens-Illinois, Inc.	326,318	0.2
2,500		Paccar, Inc.	93,925	0.0
1,200		Parker Hannifin Corp.	98,088	0.1
2,100		Paychex, Inc.	62,937	0.0
3,700		Peabody Energy Corp.	86,432	0.0
30,500		People’s United Financial, Inc.	354,715	0.2
14,000		Pepco Holdings, Inc.	266,840	0.1
8,100		PepsiCo, Inc.	549,585	0.3
7,800		PerkinElmer, Inc.	207,480	0.1
500		Perrigo Co.	51,945	0.0
56,155		Pfizer, Inc.	1,228,110	0.6
3,000		Pacific Gas & Electric Co.	131,100	0.1
11,970		Philip Morris International, Inc.	1,011,585	0.5
6,100	@	Phillips 66	183,183	0.1
1,000		Pinnacle West Capital Corp.	49,380	0.0
10,200		Pitney Bowes, Inc.	139,128	0.1
4,400		Plum Creek Timber Co., Inc.	160,600	0.1
6,500		PNC Financial Services Group, Inc.	399,230	0.2
2,500		PPG Industries, Inc.	258,600	0.1
13,800		PPL Corp.	377,706	0.2
1,900		Precision Castparts Corp.	315,799	0.2
3,700		Principal Financial Group, Inc.	90,872	0.0
19,550		Procter & Gamble Co.	1,217,770	0.6
1,400		Progress Energy, Inc.	76,748	0.0
2,946		ProLogis, Inc.	94,213	0.0
2,400		Prudential Financial, Inc.	111,480	0.1
10,200		Public Service Enterprise Group, Inc.	318,138	0.2
400		Public Storage, Inc.	53,388	0.0
3,500	@	Pulte Homes, Inc.	32,760	0.0
800		QEP Resources, Inc.	21,056	0.0
9,605		Qualcomm, Inc.	550,463	0.3
900		Ralph Lauren Corp.	133,920	0.1
1,600		Range Resources Corp.	91,904	0.0
14,800		Raytheon Co.	744,736	0.4

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
693	@	Red Hat, Inc.	$35,606	0.0
72,200		Regions Financial Corp.	454,138	0.2
2,200		Republic Services, Inc.	57,992	0.0
2,300		Reynolds American, Inc.	96,232	0.1
4,100		Rockwell Automation, Inc.	297,291	0.1
1,107		Rockwell Collins, Inc.	55,760	0.0
3,000		Roper Industries, Inc.	303,660	0.1
5,700		Ross Stores, Inc.	360,411	0.2
5,200	@	Rowan Companies PLC	156,000	0.1
7,100		RR Donnelley & Sons Co.	76,396	0.0
5,300		Ryder System, Inc.	229,013	0.1
19,500		Safeway, Inc.	370,890	0.2
30,700		SAIC, Inc.	341,077	0.2
700	@	Sandisk Corp.	22,890	0.0
1,700		Sara Lee Corp.	35,530	0.0
432		SCANA Corp.	20,282	0.0
6,505		Schlumberger Ltd.	411,441	0.2
2,000		Sempra Energy	130,020	0.1
2,962		Simon Property Group, Inc.	436,954	0.2
43,900		SLM Corp.	613,283	0.3
7,100		Snap-On, Inc.	429,621	0.2
5,400		Southern Co.	247,914	0.1
11,600		Southwest Airlines Co.	104,748	0.1
2,000	@	Southwestern Energy Co.	56,060	0.0
24,300	@	Sprint Nextel Corp.	62,451	0.0
1,300		St. Jude Medical, Inc.	49,946	0.0
1,300		Staples, Inc.	17,082	0.0
9,227		Starbucks Corp.	506,470	0.2
2,500		Starwood Hotels & Resorts Worldwide, Inc.	132,125	0.1
2,554	@	Stericycle, Inc.	222,862	0.1
500		Stryker Corp.	25,725	0.0
1,100		Sunoco, Inc.	51,095	0.0
35,000	@	Symantec Corp.	519,400	0.2
3,600		Sysco Corp.	100,476	0.1
3,700		T. Rowe Price Group, Inc.	213,083	0.1
1,908		Target Corp.	110,492	0.1
1,500	@	TE Connectivity Ltd.	47,130	0.0
5,000		TECO Energy, Inc.	87,000	0.0
1,793	@	Teradata Corp.	119,199	0.1
32,238	@	Teradyne, Inc.	465,839	0.2
12,500	@	Tesoro Corp.	276,500	0.1
1,100		Texas Instruments, Inc.	31,328	0.0
4,100		Time Warner Cable, Inc.	309,140	0.1
12,300		Time Warner, Inc.	423,981	0.2
2,000		TJX Cos., Inc.	84,920	0.0
8,950		Torchmark Corp.	417,607	0.2
18,500		Total System Services, Inc.	430,495	0.2
7,176		Travelers Cos., Inc.	448,428	0.2
3,800		Tyco International Ltd.	202,008	0.1
27,900		Tyson Foods, Inc.	540,423	0.3
2,600		Union Pacific Corp.	289,640	0.1
2,200		United Parcel Service, Inc. - Class B	164,868	0.1
6,833		United Technologies Corp.	506,394	0.2
16,695		UnitedHealth Group, Inc.	931,080	0.4
19,898		UnumProvident Corp.	396,965	0.2
19,400		Valero Energy Corp.	409,340	0.2
4,500	@	Varian Medical Systems, Inc.	263,970	0.1
5,000	@	VeriSign, Inc.	191,150	0.1
32,555		Verizon Communications, Inc.	1,355,590	0.6
5,033		VF Corp.	709,854	0.3
12,743		Viacom - Class B	608,223	0.3
3,900		Visa, Inc.	449,280	0.2
3,547		Vornado Realty Trust	290,570	0.1
1,700		Vulcan Materials Co.	58,905	0.0
12,600		Walgreen Co.	384,552	0.2
15,167		Wal-Mart Stores, Inc.	998,292	0.5
6,100		Walt Disney Co.	278,831	0.1
1,200		Washington Post	418,584	0.2
100	@	Waters Corp.	7,978	0.0
4,300	@	Watson Pharmaceuticals, Inc.	306,547	0.1
1,300		WellPoint, Inc.	87,607	0.0
35,971		Wells Fargo & Co.	1,152,871	0.5
22,900	@	Western Digital Corp.	718,831	0.3
24,400		Western Union Co.	400,160	0.2
300		Whirlpool Corp.	18,564	0.0
2,100		Whole Foods Market, Inc.	186,081	0.1
1,800		Williams Cos., Inc.	54,954	0.0
23,330		Windstream Corp.	218,369	0.1
1,696		Wisconsin Energy Corp.	64,177	0.0
1,800	@	WPX Energy, Inc.	26,406	0.0
500		WW Grainger, Inc.	96,825	0.1
2,800		Wyndham Worldwide Corp.	139,440	0.1
862		Wynn Resorts Ltd.	88,820	0.0
8,300		Xcel Energy, Inc.	232,566	0.1
6,000		Xerox Corp.	43,320	0.0
1,000		Xilinx, Inc.	31,970	0.0
3,400		Xylem, Inc.	86,122	0.0
31,300	@	Yahoo!, Inc.	477,012	0.2
4,100		Yum! Brands, Inc.	288,476	0.1
400		Zimmer Holdings, Inc.	24,260	0.0
1,900		Zions Bancorp.	36,157	0.0
			123,112,134	57.1
		Total Common Stock
		(Cost $217,781,409)	205,265,849	95.2
PREFERRED STOCK: 0.2%
		Germany: 0.2%
3,049		Volkswagen AG	489,210	0.2
		Total Preferred Stock
		(Cost $496,747)	489,210	0.2
RIGHTS: 0.0%
		Australia: 0.0%
983	@	AGL Energy Ltd.	3,361	0.0
		France: 0.0%
3	@	Vivendi SA	2	0.0
		Italy: 0.0%
63,665	@	Fiat Industrial SpA	8	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Italy: (continued)
63,665	@	Fiat SpA	$8	0.0
			16	0.0
		Spain: 0.0%
120,357	@	CaixaBank	7,887	0.0
2,749	@	Gas Natural SDG SA	1,584	0.0
			9,471	0.0
		Total Rights
		(Cost $–)	12,850	0.0
WARRANTS: 0.0%
		Energy: 0.0%
5,340	@	Kinder Morgan, Inc.	12,176	0.0
		Total Warrants
		(Cost $7,954)	12,176	0.0
		Total Long-Term Investments
		(Cost $218,286,110)	205,780,085	95.4
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Funds: 2.6%
5,522,235		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,522,235)	5,522,235	2.6
		Total Short-Term Investments
		(Cost $5,522,235)	5,522,235	2.6
		Total Investments in Securities (Cost $223,808,345)	$211,302,320	98.0
		Assets in Excess of Other Liabilities	4,391,438	2.0
		Net Assets	$215,693,758	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
		Cost for federal income tax purposes is $225,170,974.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$10,068,217
		Gross Unrealized Depreciation	(23,936,871)
		Net Unrealized Depreciation	$(13,868,654)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	11.2%
Consumer Staples	11.4
Energy	9.2
Financials	15.4
Health Care	10.5
Industrials	11.0
Information Technology	13.4
Materials	5.4
Rights	0.0
Telecommunication Services	0.0
Telecommunications	3.6
Utilities	4.3
Short-Term Investments	2.6
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$61,369	$6,972,582	$—	$7,033,951
Austria	—	303,444	—	303,444
Belgium	192,599	879,648	—	1,072,247
China	—	206,326	—	206,326
Denmark	—	723,341	—	723,341
Finland	—	833,865	—	833,865
France	—	5,531,199	—	5,531,199
Germany	—	6,087,998	—	6,087,998
Greece	46,150	—	—	46,150
Hong Kong	—	2,089,087	—	2,089,087
India	—	34,738	—	34,738
Ireland	469,705	—	—	469,705
Israel	—	512,760	—	512,760
Italy	—	1,701,091	—	1,701,091
Japan	—	18,386,686	—	18,386,686
Luxembourg	—	574,731	—	574,731
Macau	—	201,723	—	201,723
Mexico	—	256,914	—	256,914
Netherlands	—	2,978,725	—	2,978,725
New Zealand	—	85,020	—	85,020
Norway	—	961,996	—	961,996
Portugal	—	252,044	—	252,044
Singapore	—	1,596,316	—	1,596,316
Spain	—	3,589,841	—	3,589,841
Sweden	—	2,651,148	—	2,651,148
Switzerland	—	6,717,086	—	6,717,086
United Kingdom	—	17,255,583	—	17,255,583
United States	123,112,134	—	—	123,112,134
Total Common Stock	123,881,957	81,383,892	—	205,265,849
Preferred Stock	—	489,210	—	489,210
Rights	12,832	18	—	12,850
Warrants	12,176	—	—	12,176
Short-Term Investments	5,522,235	—	—	5,522,235
Total Investments, at value	$129,429,200	$81,873,120	$—	$211,302,320
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,304,651	—	4,304,651
Total Assets	$129,429,200	$86,177,771	$—	$215,606,971
Liabilities Table
Other Financial Instruments+
Futures	$(469,238)	$—	$—	$(469,238)
Written Options	—	(1,974,586)	—	(1,974,586)
Forward Foreign Currency Contracts	—	(1,707,736)	—	(1,707,736)
Total Liabilities	$(469,238)	$(3,682,322)	$—	$(4,151,560)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

At May 31, 2012, the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	1,500,000	Buy	06/20/12	$1,917,867	$1,854,928	$(62,939)
Brown Brothers Harriman & Co.	EU Euro	2,700,000	Buy	06/20/12	3,532,094	3,338,871	(193,223)
Brown Brothers Harriman & Co.	Japanese Yen	100,000,000	Buy	06/20/12	1,260,966	1,276,424	15,458
Credit Suisse First Boston	Swedish Krona	8,000,000	Buy	06/20/12	1,122,229	1,100,363	(21,866)
JPMorgan Chase & Co.	Australian Dollar	1,000,000	Buy	06/20/12	983,701	972,238	(11,463)
JPMorgan Chase & Co.	British Pound	1,500,000	Buy	06/20/12	2,380,327	2,311,568	(68,759)
JPMorgan Chase & Co.	Japanese Yen	200,000,000	Buy	06/20/12	2,487,788	2,552,848	65,060
							$(277,732)

Brown Brothers Harriman & Co.	Swiss Franc	6,800,000	Sell	06/20/12	$7,480,913	$7,003,018	$477,895
Citigroup, Inc.	EU Euro	22,600,000	Sell	06/20/12	29,943,734	27,947,584	1,996,150
Credit Suisse First Boston	Japanese Yen	1,770,000,000	Sell	06/20/12	21,243,220	22,592,706	(1,349,486)
Credit Suisse First Boston	Singapore Dollar	2,200,000	Sell	06/20/12	1,751,955	1,707,323	44,632
JPMorgan Chase & Co.	British Pound	14,200,000	Sell	06/20/12	22,569,863	21,882,849	687,014
JPMorgan Chase & Co.	Danish Krone	2,100,000	Sell	06/20/12	374,329	349,555	24,774
JPMorgan Chase & Co.	Norwegian Krone	4,500,000	Sell	06/20/12	784,882	735,324	49,558
JPMorgan Chase & Co.	Swedish Krona	27,300,000	Sell	06/20/12	4,053,536	3,754,988	298,548
JPMorgan Chase & Co.	Australian Dollar	8,100,000	Sell	06/20/12	8,520,690	7,875,128	645,562
							$2,874,647

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	81	06/15/12	$5,404,725	$(329,430)
S&P 500 E-Mini	36	06/15/12	2,356,560	(139,808)
			$7,761,285	$(469,238)

ING Global Advantage and Premium Opportunity Fund Written OTC Options on May 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,288	Citibank, Inc.	Call on S&P/ASX 200 Index	4,295.600	AUD	06/14/12	$101,039	$(4,187)
5,564	Morgan Stanley	Call on Euro Stoxx 50® Index	2,247.380	EUR	06/14/12	430,537	(56,524)
2,559	Morgan Stanley	Call on FTSE 100 Index	5,543.950	GBP	06/14/12	474,320	(67,909)
134,000	Merrill Lynch & Co., Inc.	Call on Nikkei 225 Index	9,009.650	JPY	06/14/12	353,332	(27,822)
68,605	Barclays Bank PLC	Call on S&P 500® Index	1,313.320	USD	06/28/12	2,036,196	(1,818,144)
			Total Written OTC Options			$3,395,424	$(1,974,586)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of May 31, 2012:

Derivatives Fair Value*
Equity contracts	$(2,443,824)
Foreign exchange contracts	2,596,915
Total	$153,091

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012